PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks
Australia 1.0%
Transurban Group, UTS	56,986	$469,398
Canada 4.2%
Canadian Pacific Kansas City Ltd.	9,194	730,662
South Bow Corp.	19,799	473,808
TC Energy Corp.	16,491	743,108
		1,947,578
France 1.8%
Getlink SE	22,936	366,915
Vinci SA	4,488	485,659
		852,574
Germany 2.4%
E.ON SE	48,759	577,542
Fraport AG Frankfurt Airport Services Worldwide*	9,430	561,748
		1,139,290
India 0.4%
Power Grid Corp. of India Ltd.	56,752	197,086
Italy 2.6%
Enav SpA, 144A	84,975	303,997
Enel SpA	129,763	922,315
		1,226,312
Japan 2.4%
Tokyo Metro Co. Ltd.*(a)	71,414	797,404
West Japan Railway Co.	18,252	335,754
		1,133,158
Mexico 2.2%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)*	55,796	1,029,703
Spain 5.9%
Aena SME SA, 144A	7,490	1,613,047

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Spain (cont’d.)
Sacyr SA	337,873	$1,105,106
Sacyr SA	8,447	27,628
		2,745,781
Switzerland 1.1%
Flughafen Zurich AG	2,041	491,358
United Kingdom 7.4%
Drax Group PLC	111,058	855,937
National Grid PLC	83,758	1,016,089
Pennon Group PLC(x)	65,457	467,877
SSE PLC	56,396	1,136,128
		3,476,031
United States 67.8%
Ameren Corp.	7,668	722,326
American Tower Corp., REIT	5,704	1,054,955
CenterPoint Energy, Inc.	31,021	1,010,354
Cheniere Energy, Inc.	5,799	1,296,946
CMS Energy Corp.	13,687	903,342
Constellation Energy Corp.	4,699	1,409,606
Digital Realty Trust, Inc., REIT	6,444	1,055,914
DT Midstream, Inc.	6,876	695,026
Energy Transfer LP	48,959	1,002,680
Entergy Corp.	18,508	1,500,629
Equinix, Inc., REIT	483	441,298
Ferrovial SE	45,036	1,922,285
Kinder Morgan, Inc.	45,939	1,262,404
NextEra Energy, Inc.	32,058	2,294,070
NiSource, Inc.	41,025	1,530,232
Norfolk Southern Corp.	3,373	861,127
ONEOK, Inc.	10,913	1,060,416
PG&E Corp.	43,570	681,871
PPL Corp.	40,101	1,347,394
Public Service Enterprise Group, Inc.	16,106	1,345,495
Sempra	16,857	1,397,951
Southern Co. (The)	7,480	627,946
Talen Energy Corp.*	3,126	693,128
Targa Resources Corp.	4,763	937,358
Union Pacific Corp.	4,033	999,337
Venture Global, Inc. (Class A Stock)*(a)	9,916	202,782
Vistra Corp.	6,226	1,046,155
Waste Connections, Inc.(a)	4,662	856,736

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
United States (cont’d.)
Williams Cos., Inc. (The)			21,112	$1,170,238
Xcel Energy, Inc.			6,719	451,517
				31,781,518

Total Long-Term Investments (cost $36,784,341)				46,489,787
Short-Term Investments 4.3%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(wb)	844,104	844,104
PGIM Institutional Money Market Fund (7-day effective yield 4.593%) (cost $1,157,965; includes $1,156,912 of cash collateral for securities on loan)(b)(wb)	1,158,679	1,157,983

Total Short-Term Investments (cost $2,002,069)				2,002,087

TOTAL INVESTMENTS 103.5% (cost $38,786,410)				48,491,874
Liabilities in excess of other assets (3.5)%				(1,618,962)

Net Assets 100.0%				$46,872,912

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
LP—Limited Partnership
REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,108,296; cash collateral of $1,156,912 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Pennon Group PLC (United Kingdom)	01/30/25	$478,888	$467,877	1.0%
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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